Loss per share	12 Months Ended
Dec. 31, 2024
Loss per share
Loss per share

22.Loss per share

	Year Ended December 31,
	2022	2023	2024
Numerator
Net loss from consolidated entities	(7,651,854)	(8,264,191)	(5,790,649)
Net income in Ningbo Viridi attributable to NCI	278,633	82,789	632,921
Net loss of Zeekr attributable to ordinary shareholders	(7,930,487)	(8,346,980)	(6,423,570)
Denominator
Weighted average number of ordinary shares outstanding-basic and diluted	2,000,000,000	2,000,000,000	2,353,015,830
Basic net loss per share attributable to ordinary shareholders	(3.97)	(4.17)	(2.73)
Diluted net loss per share attributable to ordinary shareholders	(3.97)	(4.17)	(2.73)

Net loss from consolidated entities represents net loss generated by each entity acquired as part of the Reorganization since the dates of their respective acquisitions.

22.Loss per share (Continued)

For the years ended December 31, 2022, 2023 and 2024, the following restricted share units and convertible Series Pre-A Preferred Shares were excluded from the calculation of diluted net loss per share, as their inclusion would have been anti-dilutive for the period prescribed.

	Year Ended December 31,
	2022	2023	2024
	Number	Number	Number
Shares issuable upon exercise of restricted share units	86,027,076	93,011,731	64,633,894
Series Pre-A preferred shares	126,470,585	126,470,585	—
Series A Preferred Shares	—	139,375,669	—